                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):           [ ]is a restatement.
                                            [ ]adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:     Technology Crossover Management IV, L.L.C.
Address:  c/o Technology Crossover Ventures
           528 Ramona Street
           Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla S. Newell
Title:  Attorney-in-Fact
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell           Palo Alto, California           July 8, 2005
 [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

       [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:  $248,494
                                         (thousands)


                                                                                                             Voting
                    Title of                Value     Shares/     Sh/  Put/  Invstmt   Other                Authority
Name of Issuer       Class      CUSIP      (x$1000)    PrnAmt     Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------     --------  ---------    --------  ----------   ---  ----  -------  --------   ---------  ---------   ----
Altiris, Inc.        Common   02148M100      66,933   4,568,827    SH         Sole               4,568,827       0         0
Amdocs Limited       Common   G02602103       1,974      74,671*   SH         Sole                  74,671*      0         0
eLoyalty Corp.       Common   290151109       3,262     553,873    SH         Sole                 553,873       0         0
Inphonic, Inc.       Common   45772G105     115,703   7,587,100    SH         Sole               7,587,100       0         0
Netflix, Inc.        Common   64110L106      60,622   3,694,196    SH         Sole               3,694,196       0         0
                                           --------
                              TOTAL        $248,494

* 9,125 of these shares are held in escrow